Cash and cash equivalents	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents
Cash and cash equivalents

Note 4 – Cash and cash equivalents

As at June 30, 2020 and December 31, 2019, cash and cash equivalents were primarily held in interest-bearing deposits.

Cash and cash equivalents comprised the following:

	At June 30,	At December 31,
	2020	2019
Cash deposits	$369.4	$118.7
Term deposits	9.1	13.4
	$378.5	$132.1